income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Current income tax expense
For the current reporting period	$ 176	$ 150	$ 321	$ 279
Adjustments recognized in the current period for income taxes of prior periods	(4)	(15)	(4)	(15)
Total	172	135	317	264
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(3)	(25)	(4)	(22)
Adjustments recognized in the current period for income taxes of prior periods	(2)	1	(2)	1
Total	(5)	(24)	(6)	(21)
Income taxes	$ 167	$ 111	$ 311	$ 243